Offerings	Mar. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, one right to receive one-fourth of one Ordinary Share and one warrant to purchase one Ordinary Share(2)
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.5
Offering Note
(2)

Represents 11,500,000 units, including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Ordinary Share, one right entitling the holder to receive one-fourth of one Ordinary Share and one warrant entitling the holder to purchase one Ordinary Share for $11.50 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered	2,875,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 28,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note
(3)

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants included as part of the Units
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	11.5
Maximum Aggregate Offering Price	$ 132,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,263.73
Offering Note
(4)	No fee pursuant to Rule 457(g).